Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 06, 2023
C000246381 [Member]
Account Value [Line Items]
Accumulated Value	$ 13,586	$ 13,248	$ 12,356	$ 12,696	$ 13,165	$ 12,057	$ 12,385	$ 11,494	$ 10,000
Solactive GBS United States 500 Index ($15,896) [Member]
Account Value [Line Items]
Accumulated Value	15,896	14,694	13,164	13,790	13,404	12,654	12,133	10,981	10,000
S&P 500 Index ($15,731) [Member]
Account Value [Line Items]
Accumulated Value	$ 15,731	$ 14,549	$ 13,114	$ 13,699	$ 13,377	$ 12,633	$ 12,114	$ 10,958	$ 10,000